INCOME TAX - Components of loss before income taxes (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Components of loss before income taxes
Loss before income taxes	¥ 308,802,938	$ 48,457,919	¥ 223,294,678	¥ 51,998,954
PRC, excluding Hong Kong S.A.R.
Components of loss before income taxes
Loss before income taxes	229,692,055		165,783,490	13,363,885
Hong Kong S.A.R.
Components of loss before income taxes
Loss before income taxes	59,079,524		38,305,342	36,302,843
Cayman
Components of loss before income taxes
Loss before income taxes	14,378,166		5,332,840	646,803
Japan
Components of loss before income taxes
Loss before income taxes	3,446,328		7,697,439	258,209
Others
Components of loss before income taxes
Loss before income taxes	¥ 2,206,865		¥ 6,175,567	¥ 1,427,214